Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

July 20, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Brown Advisory Funds (the “Trust”)
 File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 4 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The purpose of the Amendment is to add 10 new series to the Trust: Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Tactical Bond Fund and Brown Advisory Equity Income Fund (collectively, the “Funds”).

As a point of information, the Funds are being established in order to effectuate a transition from their current domicile as series of Professionally Managed Portfolios (File Nos. 033-12213 and 811-05037).  Shareholders in Professionally Managed Portfolios will be asked to approve the reorganization into the corresponding Funds via a proxy statement, and the Funds will be the successors of their corresponding series in Professionally Managed Portfolios.

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k) for each of the Funds.

If you have any additional questions or require further information, please contact Patrick Turley at (202) 261-3364 or me at (414) 765-5366.

Very truly yours,

BROWN ADVISORY FUNDS

/s/ Edward Paz
Edward Paz
Secretary

cc:           Tyler Mills, Brown Advisory Funds
Patrick W.D. Turley, Dechert LLP